UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

j.p. morgan acceptance corporation ii

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001142786

J.P. Morgan Mortgage Trust 2021-LTV1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

Ian Sterling, (212) 648-0364

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1         AMC Diligence, LLC (“AMC”) Form ABS Due Diligence-15E

99.2         AMC Data Compare

99.3         AMC Exception Report

99.4         AMC Rating Agency Grades

99.5         AMC Valuation Summary

99.6         Clayton Services LLC (“Clayton”) Due Diligence Narrative

99.7         Clayton Data Compare

99.8         Clayton Exception Report

99.9         Clayton Rating Agency Grades

99.10       Clayton Valuation Summary

99.11       Covius Real Estate Services, LLC (“Covius”) Form ABS Due Diligence-15E

99.12       Covius Tape Compare

99.13       Covius Exceptions Report

99.14       Covius Grades Report

99.15       Covius Valuation Report

99.16       Covius QM ATR Report

99.17       Digital Risk, LLC (“Digital Risk”) Narrative

99.18       Digital Risk Data Integrity Report

99.19       Digital Risk Rebuttal Findings Report

99.20       Digital Risk Rating Agency Report

99.21       Digital Risk Valuation Report

99.22       Deloitte & Touche LLP Independent Accountants’ Report on Applying Agreed-Upon Procedures

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

j.p. morgan acceptance corporation ii

(Depositor)

Date: September 10, 2021		/s/ Michael Brown
	Name:	Michael Brown
	Title:	Chief Executive Officer (Senior Officer in charge of securitization)